Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 24, 2022
Registrant Name	dei_EntityRegistrantName	THE HARTFORD MUTUAL FUNDS II, INC.
CIK	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2022
Effective Date	dei_DocumentEffectiveDate	May 24, 2022
Prospectus Date	rr_ProspectusDate	May 25, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Schroders International Contrarian Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFSIX
Hartford Schroders International Contrarian Value Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFSSX
Hartford Schroders Sustainable International Core Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSISX
Hartford Schroders Sustainable International Core Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSIDX